Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
	December 31
	2017	2018
	US$ thousands

Machinery and equipment	10,531	12,150
Office furniture and equipment	665	725
Leasehold improvements	2,309	2,375

Property, plant and equipment	13,505	15,250

Accumulated depreciation	(9,384)	(11,580)

Property, Plant and equipment, net	4,121	3,670